Schedule of Investments (unaudited)
January 31, 2026
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Corporate Bonds & Notes
Angola — 0.5%
Azule Energy Finance PLC
8.13%, 01/23/30(a)	$1,100	$1,108,999
8.25%, 01/22/31(b)	600	600,660
8.63%, 01/22/33(b)	400	399,896
		2,109,555
Argentina — 2.6%
Banco Macro SA, 8.00%, 06/23/29(a)	400	409,800
Pampa Energia SA, 7.88%, 12/16/34(a)	550	559,515
Pluspetrol SA
8.13%, 05/18/31(a)	500	504,000
8.50%, 05/30/32(a)	500	514,100
Tecpetrol SA, 7.63%, 11/03/30(a)	600	599,430
Telecom Argentina SA
8.50%, 01/20/36(b)(c)	500	502,800
9.25%, 05/28/33(a)	800	844,520
9.50%, 07/18/31(a)	625	665,625
Transportadora de Gas del Sur SA, 7.75%, 11/20/35(a)	400	401,000
Vista Energy Argentina SAU
7.63%, 12/10/35(a)	435	436,414
8.50%, 06/10/33(a)	700	727,125
YPF SA
6.95%, 07/21/27(a)	512	516,762
7.00%, 09/30/33(a)(d)(e)	475	467,637
7.00%, 12/15/47(a)	400	354,840
8.25%, 01/17/34(b)(c)	200	203,850
8.25%, 01/17/34(a)	1,100	1,121,175
8.75%, 09/11/31(a)	400	414,840
9.00%, 06/30/29(a)(d)(e)	600	622,500
9.50%, 01/17/31(a)	600	635,010
		10,500,943
Armenia — 0.1%
Ardshinbank CJSC Via Dilijan Finance BV, 6.60%, 01/22/31(b)	400	403,612
Australia — 0.3%
AngloGold Ashanti Holdings PLC
3.38%, 11/01/28	400	388,000
3.75%, 10/01/30	500	480,680
China Ping An Insurance Overseas Holdings Ltd., 2.85%, 08/12/31(a)	200	183,530
		1,052,210
Bahrain — 0.2%
BBK BSC, 6.88%, 06/06/29(a)	400	412,306
GFH Senior Sukuk Ltd., 7.50%, 11/06/29(a)	400	404,440
		816,746
Brazil — 5.1%
3R Lux SARL, 9.75%, 02/05/31(a)	200	208,550
Acu Petroleo Luxembourg SARL, 7.50%, 01/13/32(a)	211	215,718
Adecoagro SA, 7.50%, 07/29/32(a)	100	97,375
Aegea Finance Sarl, 7.63%, 01/20/36(a)	200	195,200
Aegea Finance SARL, 9.00%, 01/20/31(a)	200	212,200
Amaggi Luxembourg International SARL, 5.25%, 01/28/28(a)	200	198,750
Arcos Dorados BV, 6.38%, 01/29/32(a)	200	210,000
B3 SA - Brasil Bolsa Balcao, 4.13%, 09/20/31(a)	200	186,946
Banco Bradesco SA
4.38%, 03/18/27(a)	200	200,400
6.50%, 01/22/30(a)	200	210,560
Security	Par (000)	Value
Brazil (continued)
Banco Bradesco SA/Cayman Islands, 5.38%, 01/20/31(b)	$200	$200,440
Banco BTG Pactual SA, 5.75%, 01/22/30(a)	200	203,000
Banco BTG Pactual SA/Cayman Islands, 5.50%, 01/27/31(b)	200	200,200
Banco do Brasil SA
6.00%, 03/18/31(a)	200	205,500
6.25%, 04/18/30(a)	200	207,313
Banco Votorantim SA/Luxembourg, 5.88%, 04/08/28(a)	200	203,475
Braskem America Finance Co., 7.13%, 07/22/41(a)	200	79,000
Braskem Netherlands Finance BV
4.50%, 01/10/28(a)	400	181,600
4.50%, 01/31/30(a)	200	84,940
5.88%, 01/31/50(a)	200	75,720
7.25%, 02/13/33(a)	400	160,500
8.00%, 10/15/34(a)	200	80,940
BRF SA
4.88%, 01/24/30(a)	200	194,100
5.75%, 09/21/50(a)	200	164,826
Centrais Eletricas Brasileiras SA
4.63%, 02/04/30(a)	200	194,312
6.50%, 01/11/35(a)	200	206,740
Constellation Oil Services Holding SA, 9.38%, 11/07/29(a)	200	208,480
Cosan Luxembourg SA, 5.50%, 09/20/29(a)	200	203,000
Cosan Overseas Ltd., 8.25%(a)(f)	100	100,813
CSN Inova Ventures, 6.75%, 01/28/28(a)	200	191,480
CSN Resources SA
4.63%, 06/10/31(a)	200	157,180
5.88%, 04/08/32(a)	200	163,126
8.88%, 12/05/30(a)	200	192,912
Eldorado Intl. Finance GmbH, 8.50%, 12/01/32(a)	200	209,296
Embraer Netherlands Finance BV
5.40%, 01/09/38	200	197,740
5.98%, 02/11/35	125	132,341
FS Luxembourg SARL, 8.63%, 06/25/33(a)	200	206,572
Gerdau Trade, Inc., 5.75%, 06/09/35	100	103,047
Gol Finance, Inc., 14.38%, 06/06/30(a)	500	516,250
Guara Norte SARL, 5.20%, 06/15/34(a)	147	142,836
Itau Unibanco Holding SA/Cayman Island, 6.00%, 02/27/30(a)	200	207,530
Klabin Austria GmbH
5.75%, 04/03/29(a)	200	203,644
7.00%, 04/03/49(a)	200	207,380
LD Celulose International GmbH, 7.95%, 01/26/32(a)	200	210,476
MARB BondCo PLC, 3.95%, 01/29/31(a)	200	181,700
MC Brazil Downstream Trading SARL, 7.25%, 06/30/31(a)	363	321,237
MercadoLibre, Inc.
3.13%, 01/14/31	200	185,540
4.90%, 01/15/33	200	198,034
Minerva Luxembourg SA
4.38%, 03/18/31(a)	200	186,250
8.88%, 09/13/33(a)	200	218,065
Movida Europe SA, 7.85%, 04/11/29(a)	200	192,111
Nexa Resources SA, 6.75%, 04/09/34(a)	200	216,635
Petrobras Global Finance BV
5.13%, 09/10/30	200	197,900
5.50%, 06/10/51	160	132,830
5.60%, 01/03/31(c)	250	252,338

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Brazil (continued)
6.00%, 01/27/28(c)	$295	$300,991
6.00%, 01/13/35(c)	200	198,575
6.25%, 01/10/36	200	197,000
6.50%, 07/03/33(c)	200	208,195
6.75%, 01/27/41(c)	150	150,375
6.85%, 06/05/2115(c)	375	355,028
6.88%, 01/20/40(c)	200	203,500
7.25%, 03/17/44(c)	250	259,392
PRIO Luxembourg Holding Sarl, 6.75%, 10/15/30(a)	200	198,010
Raizen Fuels Finance SA
5.70%, 01/17/35(a)	400	310,200
6.45%, 03/05/34(a)	200	164,500
6.70%, 02/25/37(a)	200	162,578
6.95%, 03/05/54(a)	400	303,880
Rede D'or Finance SARL
4.50%, 01/22/30(a)	200	194,497
4.95%, 01/17/28(a)	200	200,048
Rumo Luxembourg SARL, 5.25%, 01/10/28(a)	200	200,000
Samarco Mineracao SA, 9.50%, 06/30/31, (4 % Cash and 5.50 % PIK)(a)(g)	1,097	1,102,118
Simpar Europe SA, 5.20%, 01/26/31(a)	200	165,375
Sitios Latinoamerica SAB de CV
5.38%, 04/04/32(a)	200	201,175
6.00%, 11/25/29(a)	200	207,280
St Marys Cement, Inc. Canada, 5.75%, 04/02/34(a)	200	206,626
Suzano Austria GmbH
2.50%, 09/15/28	100	95,130
3.13%, 01/15/32	300	268,800
3.75%, 01/15/31	500	471,875
5.00%, 01/15/30	200	200,566
6.00%, 01/15/29	400	413,080
7.00%, 03/16/47(a)	200	219,626
Suzano Netherlands BV, 5.50%, 01/15/36	200	198,632
Trident Energy Finance PLC, 12.50%, 11/30/29(a)	200	207,040
Usiminas International Sarl, 7.50%, 01/27/32(a)	200	208,200
Vale Overseas Ltd.
3.75%, 07/08/30(c)	450	433,219
6.00%, 02/25/56, (5-year CMT + 2.43%)(a)(e)	200	200,980
6.13%, 06/12/33	350	374,545
6.40%, 06/28/54	500	513,750
6.88%, 11/21/36(c)	200	226,320
6.88%, 11/10/39	150	170,052
XP, Inc., 6.75%, 07/02/29(a)	200	207,000
Yinson Bergenia Production BV, 8.50%, 01/31/45(a)	200	213,780
Yinson Boronia Production BV, 8.95%, 07/31/42(a)	196	217,912
		20,744,898
Cameroon,United Republic Of — 0.1%
Golar LNG Ltd., 7.50%, 10/02/30(a)	300	300,300
Canada — 0.1%
CCCI Treasure Ltd., 3.65%, (5-year CMT + 5.12%)(a)(e)(f)	200	198,313
Tencent Holdings Ltd., 3.29%, 06/03/60(a)	200	135,868
		334,181
Cayman Islands — 0.4%
Al Rajhi Sukuk Ltd., 5.05%, 03/12/29(a)	400	406,000
Alinma Tier 1 Sukuk Ltd., 6.50%, (5-year CMT + 2.20%)(a)(e)(f)	400	405,124
Arabian Centres Sukuk III Ltd., 9.50%, 03/06/29(a)	200	207,234
Doha Finance Ltd., 5.25%, 03/12/29(a)	400	406,875
Security	Par (000)	Value
Cayman Islands (continued)
SNB Sukuk Ltd., 5.13%, 02/27/29(a)	$200	$203,938
		1,629,171
Chile — 3.6%
AES Andes SA, 8.15%, 06/10/55, (5-year CMT + 3.84%)(a)(e)	400	424,200
Agrosuper SA, 4.60%, 01/20/32(a)	200	191,388
Alfa Desarrollo SpA, 4.55%, 09/27/51(a)	591	471,959
Antofagasta PLC
2.38%, 10/14/30(a)	200	180,432
5.63%, 05/13/32(a)	400	414,764
5.63%, 09/09/35(a)	200	204,976
6.25%, 05/02/34(a)	400	428,500
ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C, 7.88%, 02/03/30(a)	200	205,790
Banco de Chile, 2.99%, 12/09/31(a)	200	182,562
Banco de Credito e Inversiones SA
2.88%, 10/14/31(a)	200	183,200
3.50%, 10/12/27(a)(c)	200	198,022
7.50%, , (5-year CMT + 3.77%)(a)(e)(f)	200	213,098
8.75%, (5-year CMT + 4.94%)(a)(e)(f)	400	430,696
Banco Santander Chile
3.18%, 10/26/31(a)(c)	200	186,400
4.55%, 11/20/30(b)	350	350,875
Celulosa Arauco y Constitucion SA
4.20%, 01/29/30(a)	200	191,750
4.25%, 04/30/29(a)	200	194,562
5.15%, 01/29/50(a)	400	339,356
5.50%, 04/30/49(a)	200	179,400
6.18%, 05/05/32(a)	200	205,400
Cencosud SA
4.38%, 07/17/27(a)	600	599,940
5.95%, 05/28/31(a)	200	209,812
Chile Electricity Lux Mpc II Sarl, 5.67%, 10/20/35(a)	388	400,783
Chile Electricity Lux MPC II SARL, 5.58%, 10/20/35(a)	587	603,512
Chile Electricity Lux MPC SARL, 6.01%, 01/20/33(a)	344	359,437
Cia. Cervecerias Unidas SA, 3.35%, 01/19/32(a)	250	226,152
Colbun SA
3.15%, 03/06/30(a)	200	188,938
3.15%, 01/19/32(a)	400	364,198
5.38%, 09/11/35(a)	200	200,250
Empresa Nacional de Telecomunicaciones SA, 3.05%, 09/14/32(a)	450	399,969
Enel Chile SA, 4.88%, 06/12/28	500	507,005
Engie Energia Chile SA
3.40%, 01/28/30(a)	200	189,155
6.38%, 04/17/34(a)	200	213,312
Falabella SA, 3.38%, 01/15/32(a)	400	359,620
Interchile SA, 4.50%, 06/30/56(a)	500	426,565
Inversiones CMPC SA
3.00%, 04/06/31(a)	400	356,784
3.85%, 01/13/30(a)	400	378,750
4.38%, 04/04/27(a)	200	200,188
6.13%, 06/23/33(a)	200	204,860
6.13%, 02/26/34(a)	200	204,475
6.70%, 12/09/57, (5-year CMT + 2.83%)(a)(e)	200	201,305
Latam Airlines Group SA
7.63%, 01/07/31(a)	430	451,930
7.88%, 04/15/30(a)	705	739,672
Sociedad Quimica y Minera de Chile SA
3.50%, 09/10/51(a)	400	282,000
5.50%, 09/10/34(a)	400	405,570

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Chile (continued)
5.63%, 04/22/56, (5-year CMT + 1.91%)(b)(e)	$200	$199,720
6.50%, 11/07/33(a)	400	433,960
Telefonica Moviles Chile SA, 3.54%, 11/18/31(a)	300	213,787
		14,898,979
China — 7.9%
Alibaba Group Holding Ltd.
2.13%, 02/09/31	200	181,504
2.70%, 02/09/41	200	149,158
3.15%, 02/09/51	400	272,524
3.25%, 02/09/61	200	130,226
3.40%, 12/06/27(c)	500	496,280
4.00%, 12/06/37	200	183,710
4.20%, 12/06/47	400	333,600
4.40%, 12/06/57(c)	400	333,354
4.50%, 11/28/34	200	197,120
4.88%, 05/26/30	200	206,218
5.25%, 05/26/35	200	207,174
Amipeace Ltd., 2.25%, 10/22/30(a)	200	184,858
Baidu, Inc.
2.38%, 08/23/31	200	181,172
3.63%, 07/06/27	200	198,924
Bank of China Ltd./Hungarian, 4.23%, 06/26/27, (1-day SOFR Index + 0.55%)(a)(e)	200	200,136
Bank of China Ltd./Panama, 4.18%, 03/19/28, (1-day SOFR Index + 0.50%)(a)(e)	200	199,918
Bank of China Ltd./Sydney, 4.24%, 03/04/28, (1-day SOFR Index + 0.50%)(a)(e)	200	199,990
Bank of China Ltd/Dubai, 4.20%, 11/24/28, (1-day SOFR Index + 0.43%)(a)(e)	200	200,592
Bank of China Ltd/Luxembourg, 4.18%, 03/24/28, (1-day SOFR Index + 0.50%)(a)(e)	200	200,000
Bank of China Ltd/Macau, 4.14%, 10/21/28, (1-day SOFR Index + 0.48%)(a)(e)	200	200,108
Bank of Communications Co. Ltd./Hong Kong, 4.21%, 08/01/27, (1-day SOFR Index + 0.55%)(a)(e)	200	200,375
BOC Aviation Ltd.
2.63%, 09/17/30(a)	400	372,208
3.00%, 09/11/29(a)(c)	500	480,795
3.50%, 09/18/27(a)	400	396,844
4.25%, 03/04/31(a)	200	199,388
4.50%, 05/23/28(a)	400	404,080
BOC Aviation USA Corp.
4.63%, 09/04/31(a)	400	405,712
4.88%, 05/03/33(a)(c)	400	407,732
5.00%, 01/17/29(a)	400	409,832
5.25%, 01/14/30(a)	400	414,400
5.75%, 11/09/28(a)	400	417,132
Bocom Leasing Management Hong Kong Co. Ltd.
4.36%, 06/26/27, (1-day SOFR Index + 0.68%)(a)(e)	200	200,063
4.38%, 03/07/28, (1-day SOFR Index + 0.67%)(a)(e)	200	200,120
CCB Shipping and Aviation Leasing Corp. Ltd., 4.30%, 09/17/28, (1-day SOFR Index + 0.62%)(a)(e)	200	200,400
Central Plaza Development Ltd., 6.80%, 04/07/29(a)	200	198,500
Charming Light Investments Ltd., 4.38%, 12/21/27(a)	200	200,332
China Cinda 2020 I Management Ltd.
3.00%, 01/20/31(a)	200	186,726
3.13%, 03/18/30(a)	200	189,912
5.38%, 07/23/27(a)	200	202,794
5.75%, 05/28/29(a)	200	208,514
China Cinda Finance 2017 I Ltd.
4.75%, 02/08/28(a)	400	404,072
Security	Par (000)	Value
China (continued)
4.75%, 02/21/29(a)	$200	$202,790
China Construction Bank Corp., 2.85%, 01/21/32, (5-year CMT + 1.40%)(a)(e)	600	592,860
China Construction Bank Corp/Hong Kong
4.21%, 07/16/27, (1-day SOFR Index + 0.55%)(a)(e)	400	400,344
4.36%, 05/28/30, (1-day SOFR Index + 0.60%)(a)(e)	200	200,556
China Everbright Bank Co Ltd./Hong Kong, 4.32%, 05/14/27, (1-day SOFR Index + 0.52%)(a)(e)	200	200,062
China Great Wall International Holdings III Ltd., 3.88%, 08/31/27(a)	200	198,560
China Overseas Finance Cayman VIII Ltd., 2.75%, 03/02/30(a)	200	185,300
China Railway Xunjie Co. Ltd., 4.00%, 07/06/27(a)	200	199,784
China State Construction Finance Cayman I Ltd., 3.40%, (5-year CMT + 5.58%)(a)(e)(f)	200	198,938
China Taiping Insurance Holdings Co. Ltd., 6.40%, (5-year CMT + 2.07%)(a)(e)(f)	400	417,960
CITIC Ltd., 2.85%, 02/25/30(a)	200	189,676
CMB International Leasing Management Ltd., 4.50%, 06/04/27, (1-day SOFR + 0.76%)(a)(e)	200	200,424
CMHI Finance BVI Co. Ltd., 5.00%, 08/06/28(a)	200	204,226
CNOOC Finance 2011 Ltd., 5.75%, 01/26/41(a)	200	217,594
CNOOC Finance 2013 Ltd.
2.88%, 09/30/29	200	192,602
3.30%, 09/30/49	200	152,590
CNOOC Finance 2015 USA LLC, 4.38%, 05/02/28	400	404,076
CNOOC Petroleum North America ULC, 6.40%, 05/15/37	200	232,974
Contemporary Ruiding Development Ltd., 2.63%, 09/17/30(a)	200	186,192
CSCEC Finance Cayman II Ltd., 3.50%, 07/05/27(a)	200	198,434
CSCIF Hong Kong Ltd., 4.43%, 05/31/27, (1-day SOFR Index + 0.67%)(a)(e)	200	200,000
CSI MTN Ltd.
4.27%, 07/16/28, (1-day SOFR Index + 0.60%)(a)(e)	200	200,000
4.40%, 10/22/27, (1-day SOFR Index + 0.73%)(a)(e)	200	200,500
ENN Energy Holdings Ltd., 4.63%, 05/17/27(a)	200	200,548
Far East Horizon Ltd.
5.88%, 03/05/28(a)	200	203,414
6.63%, 04/16/27(a)	200	204,187
Fortune Star BVI Ltd., 8.50%, 05/19/28(a)	200	206,725
Franshion Brilliant Ltd., 4.25%, 07/23/29(a)	200	183,500
Greentown China Holdings Ltd., 8.45%, 02/24/28(a)	200	203,750
Huarong Finance 2017 Co. Ltd.
4.25%, 11/07/27(a)	200	199,140
4.75%, 04/27/27(a)	200	200,532
Huarong Finance 2019 Co. Ltd., 4.50%, 05/29/29(a)	200	199,338
Industrial & Commercial Bank of China Ltd., 3.20%, (5-year CMT + 2.37%)(a)(e)(f)	1,600	1,590,537
Industrial & Commercial Bank of China Ltd./Hong Kong, 4.30%, 05/21/28, (1-day SOFR Index + 0.52%)(a)(e)	200	200,064
Industrial & Commercial Bank of China Ltd./New York, 3.54%, 11/08/27	250	248,557
Inventive Global Investments Ltd., 4.27%, 11/19/28, (1-day SOFR Index + 0.48%)(a)(e)	200	199,938
JD.com, Inc., 3.38%, 01/14/30	200	194,406
Lenovo Group Ltd.
3.42%, 11/02/30(a)	400	379,852
5.83%, 01/27/28(a)	200	206,042

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
China (continued)
Longfor Group Holdings Ltd.
3.95%, 09/16/29(a)	$200	$167,000
4.50%, 01/16/28(a)	200	185,040
Meituan
3.05%, 10/28/30(a)	400	373,632
4.50%, 04/02/28(a)	200	200,876
4.63%, 10/02/29(a)	400	402,504
4.75%, 11/05/32(a)	200	198,646
5.13%, 11/05/35(a)	200	197,818
Prosus NV
3.06%, 07/13/31(a)	1,000	914,000
3.68%, 01/21/30(a)	800	769,088
3.83%, 02/08/51(a)	900	596,880
4.03%, 08/03/50(a)	800	557,780
4.19%, 01/19/32(a)	600	575,055
4.85%, 07/06/27(a)	400	402,875
4.99%, 01/19/52(a)	700	559,041
SF Holding Investment 2021 Ltd., 3.13%, 11/17/31(a)	200	188,288
Shanghai Port Group BVI Development 2 Co. Ltd., 2.38%, 07/13/30(a)	200	186,908
Sinopec Capital 2013 Ltd., 4.25%, 04/24/43(a)	200	181,584
Soar Wise Ltd., 5.15%, 03/18/27(a)	200	200,750
Tencent Holdings Ltd.
2.39%, 06/03/30(a)(c)	600	561,906
2.88%, 04/22/31(a)	200	188,608
3.24%, 06/03/50(a)	400	286,452
3.60%, 01/19/28(a)(c)	300	298,311
3.68%, 04/22/41(a)	200	168,392
3.84%, 04/22/51(a)(c)	400	317,320
3.93%, 01/19/38(a)	400	369,328
3.94%, 04/22/61(a)	200	154,800
3.98%, 04/11/29(a)	800	800,984
4.53%, 04/11/49(a)(c)	200	179,056
Tencent Music Entertainment Group, 2.00%, 09/03/30	200	181,564
Vanke Real Estate Hong Kong Co. Ltd., 3.98%, 11/09/27(a)(h)(i)	200	63,800
Weibo Corp., 3.38%, 07/08/30	200	189,838
Xiaomi Best Time International Ltd.
2.88%, 07/14/31(a)	200	184,354
3.38%, 04/29/30(a)	200	192,100
Yongda Investment Ltd., 4.60%, 06/03/28(a)	200	201,378
Zhongsheng Group Holdings Ltd., 5.98%, 01/30/28(a)	200	201,712
		32,551,137
Colombia — 3.2%
ABRA Global Finance, 14.00%, 10/22/29, (6.00 % Cash and 8.00 % PIK)(a)(g)	321	334,643
AI Candelaria Spain SA, 5.75%, 06/15/33(a)	400	357,500
Banco Davivienda SA
6.65%, (10-year CMT + 5.10%)(a)(e)(f)	200	186,500
8.13%, 07/02/35, (5-year CMT + 4.59%)(a)(e)	400	417,000
Bancolombia SA, 8.63%, 12/24/34, (5-year CMT + 4.32%)(e)	400	427,476
Colombia Telecomunicaciones SA ESP, 4.95%, 07/17/30(a)	200	187,400
Ecopetrol SA
4.63%, 11/02/31	700	626,150
5.88%, 05/28/45	1,100	829,235
5.88%, 11/02/51(c)	450	325,125
6.88%, 04/29/30	1,100	1,112,716
7.38%, 09/18/43(c)	450	412,335
7.75%, 02/01/32	900	923,067
Security	Par (000)	Value
Colombia (continued)
8.38%, 01/19/36(c)	$1,000	$1,034,350
8.63%, 01/19/29	558	597,758
8.88%, 01/13/33	1,240	1,329,590
EnfraGen Energia Sur SA/EnfraGen Spain SA/Prime Energia SpA, 5.38%, 12/30/30(a)	400	372,260
Gran Tierra Energy, Inc., 9.50%, 10/15/29(a)	400	319,000
Grupo Aval Ltd., 4.38%, 02/04/30(a)	600	563,628
Grupo Energia Bogota SA ESP, 5.75%, 10/22/35(a)	200	196,566
Grupo Nutresa SA
8.00%, 05/12/30(a)	800	853,760
9.00%, 05/12/35(a)	800	892,400
Promigas SA ESP/Gases del Pacifico SAC, 3.75%, 10/16/29(a)	400	374,900
SierraCol Energy Andina LLC/SierraCol Energy Arauca/Colombia Energy Development, 9.00%, 11/14/30(a)	200	198,640
SURA Asset Management SA, 6.35%, 05/13/32(a)	200	212,618
Transportadora de Gas Internacional SA ESP, 5.55%, 11/01/28(a)	200	202,500
		13,287,117
Congo, The Democratic Republic — 0.2%
Ivanhoe Mines Ltd., 7.88%, 01/23/30(a)	600	622,878
Czech Republic — 0.3%
Allwyn Entertainment Financing UK PLC, 7.88%, 04/30/29(a)	400	414,100
Czechoslovak Group A/S, 6.50%, 01/10/31(a)	800	835,200
		1,249,300
Dominican Republic — 0.1%
Aeropuertos Dominicanos Siglo XXI SA, 7.00%, 06/30/34(a)	400	420,160
Ghana — 0.1%
Kosmos Energy Ltd., 8.75%, 10/01/31(a)	400	253,376
Guatemala — 1.1%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25%, 04/27/29(a)	850	844,900
CT Trust, 5.13%, 02/03/32(a)	600	572,544
Energuate Trust 2 0, 6.35%, 09/15/35(a)	600	597,600
Industrial Subordinated Trust 2 0, 6.55%, 04/15/36, (5-year CMT + 2.86%)(b)(e)	400	405,400
Investment Energy Resources Ltd., 6.25%, 04/26/29(a)	600	602,250
Millicom International Cellular SA
4.50%, 04/27/31(a)(c)	800	745,000
6.25%, 03/25/29(a)	360	362,840
Mobiliare Latam SA / Mobiliare Latam Mexico SA de CV, 6.75%, 11/10/32(a)	400	395,300
		4,525,834
Hong Kong — 3.6%
AIA Group Ltd.
2.70%, (5-year CMT + 1.76%)(a)(e)(f)	200	199,322
3.20%, 09/16/40(a)	600	471,360
3.38%, 04/07/30(a)	200	194,470
3.60%, 04/09/29(a)	200	197,650
3.90%, 04/06/28(a)	200	199,922
4.50%, 03/16/46(a)	200	179,756
4.88%, 03/11/44(a)	200	190,700
4.95%, 04/04/33(a)	200	205,498
5.38%, 04/05/34(a)	200	206,376

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Hong Kong (continued)
5.40%, 09/30/54(a)	$200	$191,386
5.63%, 10/25/27(a)	200	205,660
Bank of Communications Hong Kong Ltd., 2.30%, 07/08/31, (5-year CMT + 1.40%)(a)(e)	250	247,734
Bank of East Asia Ltd.(The)
4.88%, 04/22/32, (5-year CMT + 2.30%)(a)(e)	250	249,845
6.75%, 06/27/34, (5-year CMT + 2.55%)(a)(e)	250	263,652
Castle Peak Power Finance Co. Ltd., 3.25%, 07/25/27(a)	200	198,050
China CITIC Bank International Ltd.
4.80%, (5-year CMT + 2.10%)(a)(e)(f)	250	251,838
6.00%, 12/05/33, (5-year CMT + 1.65%)(a)(e)	250	261,385
CLP Power HK Finance Ltd., 5.45%, , (5-year CMT + 1.01%)(a)(e)(f)	200	207,800
CS Treasury Management Services P Ltd., 9.00%, (a)(f)	412	418,460
Elect Global Investments Ltd., 7.20%, , (5-year CMT + 3.23%)(a)(e)(f)	200	210,936
FWD Group Holdings Ltd.
5.84%, 09/22/35(a)	200	202,240
7.64%, 07/02/31(a)	200	222,046
HKT Capital No. 6 Ltd., 3.00%, 01/18/32(a)	200	184,008
Hongkong Electric Finance Ltd., 1.88%, 08/27/30(a)	200	180,914
Hongkong Land Finance Cayman Islands Co. Ltd. (The), 2.88%, 05/27/30(a)	200	188,294
HPHT Finance 25 Ltd., 5.00%, 02/21/30(a)	200	202,918
Hysan MTN Ltd., 2.82%, 09/04/29(a)	200	187,202
IFC Development Corporate Treasury Ltd., 3.63%, 04/17/29(a)	200	194,730
JMH Co. Ltd., 2.50%, 04/09/31(a)	200	182,856
Joy Treasure Assets Holdings, Inc.
3.50%, 09/24/29(a)	200	194,448
5.75%, 06/06/29(a)	200	208,214
Li & Fung Ltd., 5.25%(a)(f)	200	119,260
Link Finance Cayman 2009 Ltd. (The), 2.75%, 01/19/32(a)	200	183,070
Melco Resorts Finance Ltd.
5.38%, 12/04/29(a)	1,000	989,200
5.63%, 07/17/27(a)(c)	400	399,600
5.75%, 07/21/28(a)	600	599,322
6.50%, 09/24/33(a)	400	398,626
7.63%, 04/17/32(a)	600	628,125
MTR Corp. CI Ltd.
4.88%, , (5-year CMT + 0.86%)(a)(e)(f)	400	407,048
5.63%, (5-year CMT + 1.46%)(a)(e)(f)	400	420,700
MTR Corp. Ltd.
1.63%, 08/19/30(a)	200	180,916
4.38%, 04/01/30(a)	200	203,204
4.88%, 04/01/35(a)	200	207,962
5.25%, 04/01/55(a)	400	400,960
Nanyang Commercial Bank Ltd., 6.00%, 08/06/34, (5-year CMT + 2.10%)(a)(e)	250	258,909
NWD MTN Ltd., 4.13%, 07/18/29(a)	200	167,000
Phoenix Lead Ltd., 4.85%(a)(f)	200	172,782
Prudential Funding Asia PLC
2.95%, 11/03/33, (5-year CMT + 1.52%)(a)(e)	200	192,042
3.13%, 04/14/30	300	287,088
4.88%(a)(f)	200	180,520
Seaspan Corp., 5.50%, 08/01/29(a)	200	189,627
Security	Par (000)	Value
Hong Kong (continued)
Sun Hung Kai Properties Capital Market Ltd.
2.75%, 05/13/30(a)	$200	$188,244
2.88%, 01/21/30(a)	200	189,972
Swire Pacific Mtn Financing HK Ltd.
2.88%, 01/30/30(a)	200	191,168
4.63%, 08/28/32(a)	200	203,195
Swire Properties MTN Financing Ltd., 3.50%, 01/10/28(a)	200	197,686
Wharf REIC Finance BVI Ltd., 3.50%, 01/17/28(a)	200	197,390
		14,653,286
Hungary — 0.4%
OTP Bank Nyrt
7.30%, 07/30/35, (5-year CMT + 2.86%)(a)(e)	600	629,430
7.50%, 05/25/27, (1-year CMT + 3.71%)(a)(e)	400	403,625
8.75%, 05/15/33, (5-year CMT + 5.06%)(a)(e)	500	533,087
		1,566,142
India — 3.9%
ABJA Investment Co. Pte Ltd., 5.45%, 01/24/28(a)	400	408,120
Adani Electricity Mumbai Ltd., 3.95%, 02/12/30(a)	400	375,000
Adani Ports & Special Economic Zone Ltd.
3.10%, 02/02/31(a)	200	179,240
4.20%, 08/04/27(a)	200	197,188
4.38%, 07/03/29(a)	400	389,252
Axis Bank Ltd./Gandhinagar, 4.10%, (5-year CMT + 3.32%)(a)(e)(f)	200	198,500
Bharti Airtel Ltd., 3.25%, 06/03/31(a)	400	376,920
Biocon Biologics Global PLC, 6.67%, 10/09/29(a)	400	405,200
Continuum Green Energy India Pvt / Co-Issuers, 7.50%, 06/26/33(a)	188	196,335
Delhi International Airport Ltd., 6.45%, 06/04/29(a)	200	208,874
Greenko Power II Ltd., 4.30%, 12/13/28(a)	456	436,406
Greenko Wind Projects Mauritius Ltd., 7.25%, 09/27/28(a)	400	408,708
HDFC Bank Ltd., 3.70%, (5-year CMT + 2.93%)(a)(e)(f)	400	396,800
Hindustan Petroleum Corp. Ltd., 4.00%, 07/12/27(a)	200	199,064
ICICI Bank Ltd./Dubai, 3.80%, 12/14/27(a)	200	198,306
Indian Railway Finance Corp. Ltd.
2.80%, 02/10/31(a)	400	367,212
3.25%, 02/13/30(a)	200	190,358
3.57%, 01/21/32(a)(c)	400	378,548
IRB Infrastructure Developers Ltd., 7.11%, 03/11/32(a)	400	416,952
JSW Steel Ltd.
3.95%, 04/05/27(a)	200	198,125
5.05%, 04/05/32(a)	200	199,400
Muthoot Finance Ltd.
6.38%, 04/23/29(a)	400	409,200
6.38%, 03/02/30(a)	200	204,720
7.13%, 02/14/28(a)	400	410,000
Network i2i Ltd., 3.98%, (5-year CMT + 3.39%)(a)(e)(f)	200	199,562
Oil India International Pte Ltd., 4.00%, 04/21/27(a)	200	199,106
Oil India Ltd., 5.13%, 02/04/29(a)	200	203,666
Power Finance Corp. Ltd.
3.35%, 05/16/31(a)	200	187,420
3.95%, 04/23/30(a)(c)	400	389,132
4.50%, 06/18/29(a)	200	199,702
6.15%, 12/06/28(a)	200	209,320
REC Ltd.
4.75%, 09/27/29(a)	200	202,162
5.63%, 04/11/28(a)	400	410,132

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
India (continued)
Reliance Industries Ltd.
2.88%, 01/12/32(a)	$800	$728,360
3.63%, 01/12/52(a)	900	653,652
3.67%, 11/30/27(a)	250	247,514
3.75%, 01/12/62(a)	400	284,620
4.88%, 02/10/45(a)	250	233,387
6.25%, 10/19/40(a)	250	275,947
ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries, 4.50%, 07/14/28(a)	200	193,300
Shriram Finance Ltd.
6.15%, 04/03/28(a)	200	205,812
6.63%, 04/22/27(a)	400	409,200
State Bank of India/London
4.50%, 09/09/30(a)	400	400,200
4.88%, 05/05/28(a)	400	404,748
5.00%, 01/17/29(a)	200	203,419
5.13%, 11/25/29(a)	200	205,175
UPL Corp. Ltd., 4.63%, 06/16/30(a)	200	190,500
Vedanta Resources Finance II PLC
9.13%, 10/15/32(a)	200	208,750
9.48%, 07/24/30(a)	400	421,200
9.85%, 04/24/33(a)	200	215,250
10.88%, 09/17/29(a)	600	641,250
11.25%, 12/03/31(a)	200	221,500
		15,892,414
Indonesia — 2.2%
Bank Mandiri Persero Tbk PT, 4.90%, 03/24/28(a)	600	605,316
Bank Negara Indonesia Persero Tbk PT
4.30%, (5-year CMT + 3.47%)(a)(e)(f)	600	587,520
5.28%, 04/05/29(a)	400	410,750
Freeport Indonesia PT
4.76%, 04/14/27(a)	500	501,200
5.32%, 04/14/32(a)	1,200	1,219,500
6.20%, 04/14/52(a)	700	709,642
Garuda Indonesia Persero Tbk PT, 6.50%, 12/28/31, (6.50 % Cash )(a)(g)	462	428,071
Indofood CBP Sukses Makmur Tbk PT
3.40%, 06/09/31(a)	1,000	938,100
3.54%, 04/27/32(a)	400	372,000
4.75%, 06/09/51(a)	400	335,676
LLPL Capital Pte Ltd., 6.88%, 02/04/39(a)	421	437,759
Minejesa Capital BV
4.63%, 08/10/30(a)	719	715,964
5.63%, 08/10/37(a)	600	593,316
Nickel Industries Ltd., 9.00%, 09/30/30(a)	600	628,500
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.85%, 10/14/38(a)	600	579,000
		9,062,314
Israel — 2.9%
Bank Hapoalim BM
3.26%, 01/21/32, (5-year CMT + 2.16%)(a)(b)(e)	600	590,250
4.72%, 07/14/29(a)(b)	400	399,058
5.25%, 01/14/33(a)(b)	600	600,000
Bank Leumi Le-Israel BM
5.13%, 07/27/27(a)(b)	400	401,600
7.13%, 07/18/33, (5-year CMT + 3.47%)(a)(b)(e)	400	417,376
Energian Israel Finance Ltd.
5.38%, 03/30/28(a)(b)	400	394,532
5.88%, 03/30/31(a)(b)	350	340,375
8.50%, 09/30/33(a)(b)	520	557,211
Security	Par (000)	Value
Israel (continued)
ICL Group Ltd., 6.38%, 05/31/38(a)(b)	$450	$467,437
Israel Discount Bank Ltd., 5.38%, 01/26/28(a)(b)	400	403,500
Israel Electric Corp. Ltd.
3.75%, 02/22/32(a)(b)	400	374,500
4.25%, 08/14/28(a)(b)	600	593,814
5.63%, 01/28/38(a)(b)	200	199,626
Leviathan Bond Ltd.
6.50%, 06/30/27(a)(b)	400	403,624
6.75%, 06/30/30(a)(b)	425	435,362
Mizrahi Tefahot Bank Ltd.
3.08%, 04/07/31, (5-year CMT + 2.25%)(a)(b)(e)	400	397,480
5.05%, 01/28/31(a)(b)	200	199,800
5.84%, 04/15/36, (5-year CMT + 2.10%)(a)(b)(e)	400	404,000
Teva Pharmaceutical Finance Co. LLC, 6.15%, 02/01/36(c)	500	526,060
Teva Pharmaceutical Finance Netherlands III BV
4.10%, 10/01/46	1,300	992,849
4.75%, 05/09/27	400	399,500
5.13%, 05/09/29(c)	750	757,500
6.00%, 12/01/32	400	418,576
6.75%, 03/01/28	700	725,942
8.13%, 09/15/31	200	229,301
Teva Pharmaceutical Finance Netherlands IV BV, 5.75%, 12/01/30	400	414,172
		12,043,445
Ivory Coast — 0.2%
Endeavour Mining PLC, 7.00%, 05/28/30(a)	400	413,124
QIB Sukuk Ltd., 4.49%, 09/17/29(a)	600	602,760
		1,015,884
Jamaica — 0.4%
Digicel International Finance Ltd., 8.63%, 08/01/32(a)	1,600	1,662,919
Jordan — 0.1%
Hikma Finance USA LLC, 5.13%, 07/08/30(a)	400	401,252
Kazakhstan — 1.1%
Kaspi.KZ JSC, 6.25%, 03/26/30(a)	600	614,646
KazMunayGas National Co. JSC
3.50%, 04/14/33(a)	600	541,200
5.38%, 04/24/30(a)	1,000	1,023,000
5.75%, 04/19/47(a)	700	655,900
6.38%, 10/24/48(a)	1,100	1,100,913
Tengizchevroil Finance Co. International Ltd., 3.25%, 08/15/30(a)	600	555,938
		4,491,597
Kuwait — 2.0%
Boubyan Sukuk Ltd.
3.39%, 03/29/27(a)	400	395,972
4.97%, 06/04/30(a)	400	407,500
Burgan Bank SAK, 2.75%, 12/15/31, (5-year CMT + 2.23%)(a)(e)	400	390,375
Burgan Senior SPC Ltd., 4.88%, 10/16/30(a)	200	201,500
Equate Sukuk Spc Ltd., 5.00%, 09/05/31(a)	600	607,728
KFH Sukuk Co.
5.01%, 01/17/29(a)	1,000	1,013,250
5.38%, 01/14/30(a)	600	618,048
KFH Tier 1 Sukuk 2 Ltd., 6.25%, , (5-year CMT + 2.50%)(a)(e)(f)	600	605,438
MEGlobal BV, 2.63%, 04/28/28(a)	600	575,814
MEGlobal Canada ULC, 5.88%, 05/18/30(a)	400	420,000

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Kuwait (continued)
NBK SPC Ltd.
1.63%, 09/15/27, (1-day SOFR + 1.05%)(a)(e)	$800	$784,592
5.50%, 06/06/30, (1-day SOFR + 1.16%)(a)(e)	400	412,000
NBK Tier 1 Ltd.
3.63%, (6-year CMT + 2.88%)(a)(e)(f)	600	591,000
6.38%, , (6-year CMT + 2.40%)(a)(e)(f)	800	815,504
Warba Sukuk Ltd., 5.35%, 07/10/29(a)	400	410,120
		8,248,841
Luxembourg — 0.3%
Altice Financing SA
5.00%, 01/15/28(a)	800	576,000
5.75%, 08/15/29(a)	1,200	852,000
		1,428,000
Macau — 1.9%
MGM China Holdings Ltd., 7.13%, 06/26/31(a)	400	423,500
Sands China Ltd.
2.30%, 03/08/27	400	390,750
2.85%, 03/08/29	400	380,644
3.25%, 08/08/31	500	461,875
4.38%, 06/18/30	600	590,172
5.40%, 08/08/28	1,400	1,426,586
Studio City Finance Ltd.
5.00%, 01/15/29(a)	900	871,065
6.50%, 01/15/28(a)	400	400,440
Wynn Macau Ltd.
5.13%, 12/15/29(a)	800	793,280
5.50%, 10/01/27(a)	400	399,204
5.63%, 08/26/28(a)	1,000	998,190
6.75%, 02/15/34(a)	800	811,000
		7,946,706
Malaysia — 0.8%
Axiata SPV2 Bhd, 2.16%, 08/19/30(a)	400	362,556
Axiata SPV5 Labuan Ltd., 3.06%, 08/19/50(a)	600	418,476
CIMB Bank Bhd, 2.13%, 07/20/27(a)	400	389,332
Genm Capital Labuan Ltd., 3.88%, 04/19/31(a)	800	738,440
Malayan Banking Bhd, 4.38%, 11/19/28, (1-day SOFR + 0.60%)(a)(e)	400	400,625
Misc Capital Two Labuan Ltd., 3.75%, 04/06/27(a)	400	397,720
TNB Global Ventures Capital Bhd, 4.85%, 11/01/28(a)	500	509,300
		3,216,449
Mauritius — 0.1%
Axian Telecom Holding & Management PLC, 7.25%, 07/11/30(a)	400	403,500
Mexico — 4.7%
Alpek SAB de CV, 3.25%, 02/25/31(a)	200	170,500
America Movil SAB de CV
2.88%, 05/07/30	400	375,516
3.63%, 04/22/29	200	195,442
4.38%, 07/16/42	400	347,256
4.38%, 04/22/49(c)	400	333,578
4.70%, 07/21/32	200	199,400
5.00%, 01/20/33	200	202,300
6.13%, 03/30/40	550	582,400
6.38%, 03/01/35	250	274,233
Banco Inbursa SA Institucion De Banca Multiple Grupo Financiero Inbursa, 4.38%, 04/11/27(a)	300	300,189
Banco Mercantil del Norte SA/Grand Cayman
5.88%, (5-year CMT + 4.64%)(a)(e)(f)	200	199,710
6.63%, (10-year CMT + 5.03%)(a)(e)(f)	200	196,900
Security	Par (000)	Value
Mexico (continued)
7.50%, (10-year CMT + 5.47%)(a)(e)(f)	$200	$206,175
8.38%, , (5-year CMT + 4.07%)(a)(e)(f)	200	211,100
8.38%, (10-year CMT + 7.76%)(a)(e)(f)	200	214,640
8.75%, , (10-year CMT + 4.30%)(a)(e)(f)	200	216,600
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand
5.62%, 12/10/29(a)	200	207,220
7.53%, 10/01/28, (5-year CMT + 3.00%)(a)(e)	400	426,800
BBVA Bancomer SA/Texas
5.13%, 01/18/33, (5-year CMT + 2.65%)(a)(e)	400	394,500
5.88%, 09/13/34, (5-year CMT + 4.31%)(a)(e)	400	399,960
7.63%, 02/11/35, (5-year CMT + 3.38%)(a)(e)	200	211,335
8.13%, 01/08/39, (5-year CMT + 4.21%)(a)(e)	200	217,905
8.45%, 06/29/38, (5-year CMT + 4.66%)(a)(e)	400	444,800
Becle SAB de CV, 2.50%, 10/14/31(a)	200	173,085
Bimbo Bakeries USA, Inc.
4.00%, 05/17/51(a)	200	153,200
5.38%, 01/09/36(a)	200	203,055
Borr IHC Ltd./Borr Finance LLC
10.00%, 11/15/28(a)(c)	512	523,719
10.38%, 11/15/30(a)	180	184,871
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy, 7.88%, 02/15/39(a)	199	217,734
Cemex SAB de CV
3.88%, 07/11/31(a)	400	381,400
5.20%, 09/17/30(a)	200	202,375
5.45%, 11/19/29(a)	400	403,304
7.20%, (5-year CMT + 3.52%)(a)(e)(f)	200	209,700
Cemex SAB De CV, 5.13%, (5-year CMT + 4.53%)(a)(e)(f)	200	199,400
CFE Fibra E, 5.88%, 09/23/40(a)	198	196,450
Coca-Cola Femsa SAB de CV
1.85%, 09/01/32	300	252,624
2.75%, 01/22/30	200	189,062
5.10%, 05/06/35	150	151,323
Cometa Energia SA de CV, 6.38%, 04/24/35(a)	147	154,028
Corp Inmobiliaria Vesta SAB de CV, 5.50%, 01/30/33(a)	200	199,580
El Puerto de Liverpool SAB de CV
6.26%, 01/22/32(a)	200	213,030
6.66%, 01/22/37(a)	200	215,312
FIBRA Prologis
5.50%, 11/26/35(a)	200	198,690
5.63%, 01/14/38(b)	200	196,750
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, 01/31/41(a)	461	479,060
Fomento Economico Mexicano SAB de CV, 3.50%, 01/16/50	300	222,000
Fresnillo PLC, 4.25%, 10/02/50(a)	200	160,300
Gruma SAB de CV, 5.39%, 12/09/34(a)	200	204,604
Grupo Aeromexico SAB de CV
8.25%, 11/15/29(a)	200	205,875
8.63%, 11/15/31(a)	200	206,875
Grupo Bimbo SAB de CV
4.00%, 09/06/49(a)	200	154,932
4.70%, 11/10/47(a)	200	174,622
4.88%, 06/27/44(a)	200	181,698
Grupo Televisa SAB
5.00%, 05/13/45	200	139,750
5.25%, 05/24/49	200	138,750
6.13%, 01/31/46	400	315,000

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mexico (continued)
6.63%, 01/15/40	$200	$179,100
Industrias Penoles SAB de CV
4.15%, 09/12/29(a)	200	197,750
4.75%, 08/06/50(a)	400	337,896
Infraestructura Energetica Nova SAPI de CV
4.75%, 01/15/51(a)	200	150,528
4.88%, 01/14/48(a)	200	156,706
Kimberly-Clark de Mexico SAB de CV, 2.43%, 07/01/31(a)	200	181,760
Minera Mexico SA de CV
4.50%, 01/26/50(a)	400	338,500
5.63%, 02/12/32(a)	200	207,030
Nemak SAB de CV, 3.63%, 06/28/31(a)	200	173,625
Orbia Advance Corp. SAB de CV
5.50%, 01/15/48(a)	200	153,720
5.88%, 09/17/44(a)	200	165,362
6.80%, 05/13/30(a)	200	201,842
Saavi Energia Sarl, 8.88%, 02/10/35(a)	400	433,060
Sigma Finance Netherlands BV, 4.88%, 03/27/28(a)	200	201,450
Sigma Foods SAB de CV, 6.88%, 03/25/44(a)	200	224,302
Southern Copper Corp.
5.25%, 11/08/42	400	388,500
5.88%, 04/23/45	500	519,125
6.75%, 04/16/40	250	284,688
7.50%, 07/27/35	400	473,236
Tierra Mojada Luxembourg II SARL, 5.75%, 12/01/40(a)	169	165,564
Total Play Telecomunicaciones SA de CV, 11.13%, 12/31/32(a)	290	279,082
		19,343,443
Moldova — 0.1%
Aragvi Finance International DAC, 11.13%, 11/20/29(a)	600	606,936
Morocco — 1.2%
OCP SA
3.75%, 06/23/31(a)	500	464,500
5.13%, 06/23/51(a)	600	484,818
6.10%, 04/30/30(a)	600	624,186
6.70%, 03/01/36(a)	800	849,040
6.75%, 05/02/34(a)	1,200	1,285,548
6.88%, 04/25/44(a)	400	411,912
7.50%, 05/02/54(a)	800	871,236
		4,991,240
Netherlands — 0.2%
Veon Midco BV, 3.38%, 11/25/27(a)	800	762,744
Nigeria — 0.6%
Access Bank PLC, 9.13%, (5-year CMT + 8.07%)(a)(e)(f)	400	400,500
IHS Holding Ltd.
6.25%, 11/29/28(a)	400	398,000
7.88%, 05/29/30(a)	400	410,960
8.25%, 11/29/31(a)	600	626,430
SEPLAT Energy PLC, 9.13%, 03/21/30(a)	400	419,876
		2,255,766
Oman — 0.4%
Bank Muscat SAOG, 4.85%, 10/01/30(a)	600	599,250
Otel Sukuk Ltd., 5.38%, 01/24/31(a)	400	406,880
Oztel Holdings SPC Ltd., 6.63%, 04/24/28(a)	550	570,009
		1,576,139
Security	Par (000)	Value
Panama — 0.8%
AES Panama Generation Holdings SRL, 4.38%, 05/31/30(a)	$1,120	$1,052,718
Banco General SA, 4.13%, 08/07/27(a)	400	398,124
C&W Senior Finance Ltd., 9.00%, 01/15/33(a)	600	623,154
Sable International Finance Ltd., 7.13%, 10/15/32(a)	800	810,296
Telecomunicaciones Digitales SA, 4.50%, 01/30/30(a)	400	381,310
		3,265,602
Paraguay — 0.1%
Bioceanico Sovereign Certificate Ltd., 0.00%, 06/05/34(a)(c)(j)	276	225,541
Peru — 2.3%
Banco de Credito del Peru SA
3.25%, 09/30/31, (5-year CMT + 2.45%)(a)(e)	400	394,794
5.65%, 01/15/37, (5-year CMT + 1.96%)(a)(c)(e)	400	402,760
5.80%, 03/10/35, (5-year CMT + 2.24%)(a)(c)(e)	400	406,800
5.85%, 01/11/29(a)(c)	400	416,960
6.45%, 07/30/35, (5-year CMT + 2.49%)(a)(e)	700	730,625
Banco Internacional del Peru SAA Interbank, 4.80%, 07/15/31(b)	350	348,749
Cia de Minas Buenaventura SAA, 6.80%, 02/04/32(a)	600	624,840
Consorcio Transmantaro SA
4.70%, 04/16/34(a)(c)	400	395,984
5.20%, 04/11/38(a)	400	397,376
Hunt Oil Co. of Peru LLC Sucursal Del Peru, 7.75%, 11/05/38(a)	600	657,300
InRetail Consumer, 3.25%, 03/22/28(a)	400	389,192
Kallpa Generacion SA
5.50%, 09/11/35(a)	600	599,223
5.88%, 01/30/32(a)	335	348,793
Minsur SA, 4.50%, 10/28/31(a)	400	383,360
Niagara Energy SAC, 5.75%, 10/03/34(a)	900	914,517
Peru LNG SRL, 5.38%, 03/22/30(a)	600	583,956
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA, 6.24%, 07/03/36(a)	400	422,724
Transportadora de Gas del Peru SA, 4.25%, 04/30/28(a)	360	359,550
Volcan Cia Minera SAA, 8.50%, 10/28/32(a)	600	621,000
		9,398,503
Philippines — 1.3%
Bank of the Philippine Islands, 5.00%, 04/07/30(a)	400	409,500
BDO Unibank, Inc., 4.38%, 12/03/30(a)	400	400,800
Globe Telecom, Inc., 4.20%, (5-year CMT + 5.53%)(a)(e)(f)	400	398,500
JGSH Philippines Ltd., 4.13%, 07/09/30(a)	400	396,132
Manila Water Co., Inc., 4.38%, 07/30/30(a)	400	396,000
Metropolitan Bank & Trust Co.
5.38%, 03/06/29(a)	400	412,582
5.50%, 03/06/34(a)	400	416,396
San Miguel Global Power Holdings Corp.
8.13%, (1-year CMT + 6.40%)(a)(e)(f)	400	404,000
8.75%, (5-year CMT + 7.73%)(a)(e)(f)	800	823,000
8.95%, , (5-year CMT + 7.45%)(a)(e)(f)	400	414,500
SMC Global Power Holdings Corp., 5.45%, (5-year CMT + 7.16%)(a)(e)(f)	600	592,500
SMIC SG Holdings Pte Ltd., 5.38%, 07/24/29(a)	400	409,590
		5,473,500
Poland — 0.4%
Canpack SA/Canpack U.S. LLC, 3.88%, 11/15/29(a)	700	669,592

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Poland (continued)
ORLEN SA, 6.00%, 01/30/35(a)	$1,000	$1,052,190
		1,721,782
Qatar — 2.8%
ABQ Finance Ltd., 4.95%, 03/25/30(a)	400	406,875
BBG Sukuk Ltd., 4.56%, 10/09/29(a)	600	602,802
CBQ Finance Ltd.
4.63%, 09/10/30(a)	400	399,938
5.38%, 03/28/29(a)	600	617,880
Commercial Bank PSQC (The), 4.50%, (5-year CMT + 3.87%)(a)(e)(f)	400	398,876
Doha Finance Ltd.
4.50%, 03/16/31(a)	400	392,625
5.25%, 03/05/30(a)	600	610,674
MAR Finance LLC, 4.88%, 05/29/30(a)	400	407,752
Nakilat, Inc., 6.07%, 12/31/33(a)	492	518,786
Ooredoo International Finance Ltd.
2.63%, 04/08/31(a)	800	736,740
3.88%, 01/31/28(a)	400	398,608
4.50%, 01/31/43(a)	400	363,940
4.63%, 10/10/34(a)	400	399,676
QIB Sukuk Ltd., 4.80%, 06/12/30(a)	600	609,270
QIC Cayman Ltd., 6.15%, , (6-year CMT + 2.20%)(a)(e)(f)	400	406,124
QIIB Senior Oryx Ltd.
4.50%, 11/13/30(a)	400	401,642
5.25%, 01/24/29(a)	600	614,088
QNB Finance Ltd.
4.50%, 07/24/30(a)	800	804,600
4.78%, 03/04/30, (1-day SOFR + 1.05%)(a)(e)	600	604,878
4.88%, 01/30/29(a)	800	811,504
4.88%, 04/02/29, (1-day SOFR + 1.20%)(e)	800	808,750
		11,316,028
Saudi Arabia — 5.5%
Al Rajhi Bank, 6.38%, (5-year CMT + 1.89%)(a)(e)(f)	200	202,538
Al Rajhi Sukuk Ltd.
4.75%, 04/05/28(a)	400	402,202
5.65%, 03/16/36, (5-year CMT + 2.00%)(a)(e)	400	401,880
6.25%, (6-year CMT + 1.59%)(a)(e)(f)	400	402,624
Alinma At1 Sukuk Ltd., 6.50%, , (5-year CMT + 2.36%)(a)(e)(f)	200	203,162
Almarai Co. JSC, 5.23%, 07/25/33(a)	200	204,076
ANB Tier 1 Sukuk Co. Ltd., 6.40%, , (5-year CMT + 2.60%)(a)(e)(f)	200	201,150
BAB Usd At1 Sukuk Ltd., 6.50%, , (5-year CMT + 2.36%)(a)(e)(f)	200	201,945
BAJ Tier 1 Sukuk Co. Ltd., 6.50%, , (5-year CMT + 2.84%)(a)(e)(f)	200	203,875
Banque Saudi Fransi, 6.38%, , (6-year CMT + 2.52%)(a)(e)(f)	200	200,184
BSF Finance
5.50%, 11/23/27(a)	200	203,308
5.76%, 09/03/35, (5-year CMT + 2.00%)(a)(e)	200	199,036
BSF Sukuk Co. Ltd.
4.75%, 05/31/28(a)	400	401,260
5.38%, 01/21/30(a)	200	205,020
Bundesrepublik Deutschland Bundesanleihe, 6.25%, (5-year CMT + 2.43%)(a)(e)(f)	200	202,626
Dar Al-Arkan Sukuk Co. Ltd.
7.25%, 07/02/30(a)	200	203,878
8.00%, 02/25/29(a)	200	208,246
Security	Par (000)	Value
Saudi Arabia (continued)
EIG Pearl Holdings SARL
3.55%, 08/31/36(a)	$393	$361,444
4.39%, 11/30/46(a)	300	250,698
Greensaif Pipelines Bidco Sarl, 5.85%, 02/23/36(a)	400	414,728
Greensaif Pipelines Bidco SARL
6.10%, 08/23/42(a)	400	414,252
6.13%, 02/23/38(a)	400	421,480
6.51%, 02/23/42(a)	400	433,624
Ma'aden Sukuk Ltd.
5.25%, 02/13/30(a)	200	204,476
5.50%, 02/13/35(a)	200	205,188
Riyad Sukuk Ltd., 6.21%, 07/14/35, (5-year CMT + 2.25%)(a)(e)	200	202,800
Riyad T1 Sukuk Ltd., 5.50%, , (5-year CMT + 1.91%)(a)(e)(f)	400	395,180
Riyad Tier 1 Sukuk Ltd., 4.00%, (5-year CMT + 2.17%)(a)(e)(f)	200	195,350
SA Global Sukuk Ltd.
2.69%, 06/17/31(a)	800	723,936
4.25%, 10/02/29(a)	400	397,570
4.63%, 09/17/35(a)	200	192,812
4.75%, 10/02/34(a)	400	392,572
SAB AT1 Ltd., 6.50%, , (5-year CMT + 2.30%)(a)(e)(f)	200	202,862
SABIC Capital I BV
2.15%, 09/14/30(a)	200	181,424
3.00%, 09/14/50(a)	200	130,776
SABIC Capital II BV, 4.50%, 10/10/28(a)	200	200,888
Saib Tier 1 Sukuk Ltd., 6.38%, , (5-year CMT + 2.09%)(a)(e)(f)	200	200,870
Saudi Arabian Oil Co.
2.25%, 11/24/30(a)	600	541,200
3.25%, 11/24/50(a)	600	390,000
3.50%, 04/16/29(a)	900	877,302
3.50%, 11/24/70(a)	600	367,878
4.25%, 04/16/39(a)	800	717,200
4.38%, 02/02/31(b)	200	198,129
4.38%, 04/16/49(a)	700	570,251
4.75%, 06/02/30(a)	400	404,550
5.00%, 02/02/36(b)	200	196,440
5.25%, 07/17/34(a)	600	611,451
5.38%, 06/02/35(a)	400	407,500
5.75%, 07/17/54(a)	600	567,618
5.88%, 07/17/64(a)	600	569,811
6.00%, 02/02/56(b)	200	195,040
6.38%, 06/02/55(a)	600	615,480
Saudi Awwal Bank, 5.95%, 09/04/35, (5-year CMT + 2.20%)(a)(e)	200	201,706
Saudi Electricity Global Sukuk Co. 2, 5.06%, 04/08/43(a)	400	379,984
Saudi Electricity Global Sukuk Co. 3, 5.50%, 04/08/44(a)	200	197,500
Saudi Electricity Global Sukuk Co. 4, 4.72%, 09/27/28(a)	600	606,684
Saudi Electricity Global Sukuk Co. 5, 2.41%, 09/17/30(a)	200	181,552
Saudi Electricity Sukuk Programme Co.
4.63%, 04/11/33(a)	400	397,036
4.94%, 02/13/29(a)	200	202,336
5.19%, 02/13/34(a)	400	406,136
5.23%, 02/18/30(a)	200	204,296
5.68%, 04/11/53(a)	400	393,588

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Saudi Arabia (continued)
Saudi Telecom Co., 3.89%, 05/13/29(a)	$400	$394,600
SNB Funding Ltd.
4.87%, 07/11/29, (1-day SOFR + 1.20%)(a)(e)	200	200,686
6.00%, 06/24/35, (5-year CMT + 2.00%)(a)(e)	400	408,533
STC Sukuk Co. II Ltd., 5.08%, 01/15/36(b)	200	200,800
TMS Issuer SARL, 5.78%, 08/23/32(a)	400	414,750
		22,389,977
Serbia — 0.2%
Telecommunications Co. Telekom Srbija AD Belgrade, 7.00%, 10/28/29(a)	800	802,808
Singapore — 2.9%
DBS Group Holdings Ltd.
1.19%, 03/15/27(a)	400	388,992
1.82%, 03/10/31, (5-year CMT + 1.10%)(a)(e)	400	398,976
4.28%, 03/21/28, (1-day SOFR + 0.60%)(a)(e)	800	802,920
4.33%, 03/21/30, (1-day SOFR + 0.65%)(a)(e)	400	402,004
4.40%, 03/21/28(a)	200	202,424
GLP Pte Ltd.
4.50%, (5-year CMT + 3.74%)(a)(e)(f)	200	147,680
9.75%, 05/20/28(a)	200	205,200
Great Eastern Life Assurance Co. Ltd. (The), 5.40%, (5-year CMT + 0.70%)(a)(e)(f)	400	407,300
Oversea-Chinese Banking Corp. Ltd.
4.55%, 09/08/35, (5-year CMT + 0.80%)(a)(e)	600	596,349
4.60%, 06/15/32, (5-year CMT + 1.58%)(a)(e)	400	401,393
5.52%, 05/21/34, (5-year CMT + 1.03%)(a)(e)	400	413,512
Puma International Financing SA, 7.75%, 04/25/29(a)	400	413,875
Sats Treasury Pte Ltd., 4.83%, 01/23/29(a)	400	408,088
Singapore Airlines Ltd.
3.38%, 01/19/29(a)	400	390,956
5.25%, 03/21/34(a)	400	414,680
Singapore Telecommunications Ltd., 7.38%, 12/01/31(a)	400	463,324
SingTel Group Treasury Pte Ltd.
1.88%, 06/10/30(a)	400	364,888
2.38%, 08/28/29(a)	400	379,272
3.88%, 08/28/28(a)	400	400,188
ST Engineering RHQ Ltd., 4.25%, 05/08/30(a)	600	602,562
Ste Transcore Holdings, Inc., 3.38%, 05/05/27(a)	400	397,500
United Overseas Bank Ltd.
1.75%, 03/16/31, (5-year CMT + 1.52%)(a)(e)	400	398,625
2.00%, 10/14/31, (5-year CMT + 1.23%)(a)(e)	600	590,340
3.86%, 10/07/32, (5-year CMT + 1.45%)(a)(e)	600	595,602
4.25%, 04/02/28, (1-day SOFR Index + 0.58%)(a)(e)	400	401,088
4.40%, 04/02/28(a)	600	606,603
Yinson Production Financial Services Pte Ltd., 9.63%, 05/03/29(a)(b)	600	630,210
		11,824,551
Slovenia — 0.1%
Nanshan Life Pte Ltd., 5.45%, 09/11/34(a)	600	591,234
South Africa — 1.9%
Absa Group Ltd., 6.38%, (5-year CMT + 5.41%)(a)(e)(f)	200	200,000
Anglo American Capital PLC
2.63%, 09/10/30(a)	600	553,314
2.88%, 03/17/31(a)(c)	400	368,672
3.88%, 03/16/29(a)	400	394,752
3.95%, 09/10/50(a)	400	303,200
4.50%, 03/15/28(a)	200	200,948
4.75%, 04/10/27(a)	400	402,752
Security	Par (000)	Value
South Africa (continued)
4.75%, 03/16/52(a)	$400	$339,252
5.50%, 05/02/33(a)	500	517,815
5.63%, 04/01/30(a)	400	416,356
5.75%, 04/05/34(a)	600	628,212
6.00%, 04/05/54(a)	400	404,876
Bidvest Group UK PLC (The), 6.20%, 09/17/32(a)	200	203,626
Gold Fields Orogen Holdings BVI Ltd., 6.13%, 05/15/29(a)	200	209,750
Sasol Financing USA LLC
5.50%, 03/18/31(c)	500	439,270
6.50%, 09/27/28	600	596,436
8.75%, 05/03/29(a)	700	716,415
Stillwater Mining Co., 4.50%, 11/16/29(a)	400	384,000
Windfall Mining Group, Inc. / Groupe Minier Windfall, Inc., 5.85%, 05/13/32(a)	600	626,184
		7,905,830
South Korea — 3.1%
Hanwha Life Insurance Co. Ltd.
3.38%, 02/04/32, (5-year CMT + 1.85%)(a)	400	395,028
6.30%, 06/24/55, (5-year CMT + 2.29%)(a)(e)	400	416,000
Hyundai Capital Services, Inc.
5.13%, 02/05/29(a)	200	204,418
5.25%, 01/22/28(a)	200	203,864
Hyundai Card Co. Ltd., 5.75%, 04/24/29(a)	200	208,086
KEB Hana Bank, 3.25%, 03/30/27(a)	400	396,948
Kookmin Bank
2.50%, 11/04/30(a)	400	363,968
4.63%, 04/21/28(a)	200	202,852
Korea Gas Corp.
2.88%, 07/16/29(a)	400	385,272
6.25%, 01/20/42(a)	400	441,252
KT Corp., 4.13%, 02/02/28(a)	400	400,416
Kyobo Life Insurance Co. Ltd., 5.90%, 06/15/52, (5-year CMT + 2.89%)(a)(e)	200	203,522
LG Chem Ltd.
2.38%, 07/07/31(a)	400	356,740
3.63%, 04/15/29(a)	200	195,544
LG Electronics, Inc., 5.63%, 04/24/27(a)	200	203,320
LG Energy Solution Ltd.
5.38%, 07/02/27(a)	400	405,980
5.38%, 07/02/29(a)	400	412,068
5.38%, 04/02/30(a)	200	205,932
5.50%, 07/02/34(a)	200	205,258
5.75%, 09/25/28(a)	200	206,934
5.88%, 04/02/35(a)	400	413,788
Momentive Performance Materials, Inc., 4.13%, 10/22/28(a)	400	398,848
NongHyup Bank, 4.88%, 07/03/28(a)	400	408,660
POSCO, 5.75%, 01/17/28(a)	400	411,860
Shinhan Bank Co. Ltd.
4.38%, 04/13/32(a)(c)	400	394,564
4.50%, 04/12/28(a)	200	202,126
4.63%, 05/13/30(a)	200	203,626
4.74%, 10/26/28, (1-day SOFR + 1.08%)(a)(e)	200	202,760
5.75%, 04/15/34(a)	200	208,560
Shinhan Financial Group Co. Ltd.
2.88%, (5-year CMT + 2.06%)(a)(e)(f)	200	198,660
4.50%, 07/30/30(a)	200	200,530
5.00%, 07/24/28(a)	200	203,978
SK hynix, Inc., 4.38%, 09/11/30(a)	200	200,258

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
South Korea (continued)
SK Hynix, Inc.
2.38%, 01/19/31(a)	$600	$546,066
5.50%, 01/16/29(a)	600	622,740
6.38%, 01/17/28(a)	600	625,782
6.50%, 01/17/33(a)	400	441,964
Tongyang Life Insurance Co. Ltd., 6.25%, 05/07/35, (5-year CMT + 2.40%)(a)(e)	200	208,082
Woori Bank
4.88%, 01/26/28(a)	400	406,952
6.38%, (5-year CMT + 2.28%)(a)(e)(f)	200	208,282
		12,721,488
Supranational — 0.4%
Africa Finance Corp., 2.88%, 04/28/28(a)	600	574,362
Eastern & Southern African Trade & Development Bank (The), 4.13%, 06/30/28(a)	400	376,252
QIB Sukuk Ltd., 5.58%, 11/22/28(a)	800	827,750
		1,778,364
Switzerland — 0.2%
Consolidated Energy Finance SA
5.63%, 10/15/28(a)	400	328,000
12.00%, 02/15/31(a)	550	459,250
		787,250
Taiwan — 2.5%
Cathaylife Singapore Pte Ltd., 5.95%, 07/05/34(a)	600	631,452
Foxconn Far East Ltd., 2.50%, 10/28/30(a)	600	551,796
Fubon Life Singapore Pte Ltd., 5.45%, 12/10/35(a)	400	402,676
Nanshan Life Pte Ltd., 5.88%, 03/17/41, (5-year CMT + 1.85%)(a)(e)	400	400,412
TSMC Arizona Corp.
2.50%, 10/25/31	900	819,576
3.13%, 10/25/41	800	648,784
3.25%, 10/25/51(c)	800	604,824
3.88%, 04/22/27	800	799,624
4.13%, 04/22/29	400	401,520
4.25%, 04/22/32	700	699,566
4.50%, 04/22/52(c)	700	656,278
TSMC Global Ltd.
1.00%, 09/28/27(a)	600	571,830
1.38%, 09/28/30(a)	1,100	971,311
1.75%, 04/23/28(a)	700	668,871
2.25%, 04/23/31(a)	1,300	1,178,158
4.63%, 07/22/32(a)	400	408,208
		10,414,886
Tanzania — 0.2%
HTA Group Ltd./Mauritius, 7.50%, 06/04/29(a)	800	825,420
Thailand — 2.6%
Bangkok Bank PCL/Hong Kong
3.47%, 09/23/36, (5-year CMT + 2.15%)(a)	800	729,440
3.73%, 09/25/34, (5-year CMT + 1.90%)(a)(e)	900	858,690
4.30%, 06/15/27(a)	600	600,462
4.45%, 09/19/28(a)	600	604,050
4.51%, 11/26/30(a)	200	200,076
5.08%, 11/26/35(a)	600	598,440
5.30%, 09/21/28(a)	400	410,572
5.50%, 09/21/33(a)	600	619,047
5.65%, 07/05/34(a)	600	623,934
6.06%, 03/25/40, (5-year CMT + 1.78%)(a)(e)	800	818,432
GC Treasury Center Co. Ltd.
2.98%, 03/18/31(a)	300	272,916
Security	Par (000)	Value
Thailand (continued)
6.50%, , (5-year CMT + 2.82%)(a)(e)(f)	$600	$606,630
7.13%, (5-year CMT + 3.16%)(a)(e)(f)	400	409,500
Kasikornbank PCL
3.34%, 10/02/31, (5-year CMT + 1.70%)(a)(e)	600	592,467
5.46%, 03/07/28(a)	400	409,192
Krung Thai Bank PCL/Cayman Islands, 4.40%, (5-year CMT + 3.53%)(a)(e)(f)	400	399,250
PTT Treasury Center Co. Ltd., 3.70%, 07/16/70(a)	600	411,790
PTTEP Treasury Center Co. Ltd.
2.59%, 06/10/27(a)	400	391,588
3.90%, 12/06/59(a)(c)	400	296,374
Siam Commercial Bank PCL/Cayman Islands, 4.40%, 02/11/29(a)	400	399,920
Thaioil Treasury Center Co. Ltd., 6.10%, , (5-year CMT + 2.37%)(b)(e)(f)	400	401,720
		10,654,490
Togo — 0.1%
Ecobank Transnational, Inc., 10.13%, 10/15/29(a)	400	427,216
Turkey — 3.9%
Akbank TAS
6.80%, 06/22/31, (5-year CMT + 6.02%)(a)(e)	200	200,275
7.50%, 01/20/30(a)	200	211,460
7.88%, 09/04/35, (5-year CMT + 3.73%)(a)(e)	200	204,136
9.37%, (5-year CMT + 5.27%)(a)(e)(f)	400	417,000
Anadolu Efes Biracilik Ve Malt Sanayii A/S, 3.38%, 06/29/28(a)	200	186,884
Arcelik A/S, 8.50%, 09/25/28(a)	200	211,296
Aydem Yenilenebilir Enerji AS, 9.88%, 09/30/30(a)	400	401,480
Coca-Cola Icecek A/S, 4.50%, 01/20/29(a)	200	197,150
Eregli Demir ve Celik Fabrikalari TAS, 8.38%, 07/23/29(a)	600	632,643
Ford Otomotiv Sanayi AS, 7.13%, 04/25/29(a)	200	206,875
GDZ Elektrik Dagitim AS, 9.00%, 10/15/29(a)	200	199,750
Limak Cimento Sanayi ve Ticaret AS, 9.75%, 07/25/29(a)	400	407,000
Limak Yenilenebilir Enerji AS, 9.63%, 08/12/30(a)	200	198,000
Mersin Uluslararasi Liman Isletmeciligi AS, 8.25%, 11/15/28(a)	200	208,000
Pegasus Hava Tasimaciligi AS, 8.00%, 09/11/31(a)	200	210,218
QNB Bank AS, 7.25%, 05/21/29(a)	200	210,250
Sisecam U.K. PLC
8.25%, 05/02/29(a)	400	411,172
8.63%, 05/02/32(a)	400	413,152
Turk Telekomunikasyon A/S
6.95%, 10/07/32(a)	400	408,124
7.38%, 05/20/29(a)	200	208,187
Turkcell Iletisim Hizmetleri AS
5.80%, 04/11/28(a)	300	302,250
7.45%, 01/24/30(a)	400	419,875
7.65%, 01/24/32(a)	200	212,375
Turkiye Garanti Bankasi AS
7.18%, 05/24/27, (5-year USD ICE Swap + 4.22%)(a)(e)	200	206,188
7.63%, 04/15/36, (5-year CMT + 3.86%)(a)(e)	400	403,124
8.13%, 01/03/35, (5-year CMT + 3.84%)(a)(e)	400	412,792
8.13%, 01/08/36, (5-year CMT + 4.33%)(a)(e)	200	206,212
8.38%, 02/28/34, (5-year CMT + 4.09%)(a)(e)	400	416,376
Turkiye Is Bankasi AS
7.38%, 04/02/36, (5-year CMT + 3.62%)(a)(e)	400	399,000
7.58%, 02/05/37, (5-year CMT + 3.65%)(b)(e)	200	199,000

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Turkey (continued)
7.75%, 06/12/29(a)	$400	$420,931
9.13%, , (5-year CMT + 4.63%)(a)(e)(f)	200	208,500
9.19%, 06/29/28, (5-year USD Swap + 5.12%)(a)(e)	200	215,522
Turkiye Vakiflar Bankasi TAO
6.88%, 01/07/30(a)	400	408,000
7.25%, 07/31/30(a)	400	411,000
8.99%, 10/05/34, (5-year CMT + 4.67%)(a)(e)	400	423,625
9.00%, 10/12/28(a)	400	434,180
10.12%, (5-year CMT + 5.49%)(a)(e)(f)	400	424,760
Ulker Biskuvi Sanayi AS, 7.88%, 07/08/31(a)	400	420,000
Vestel Elektronik Sanayi ve Ticaret AS, 9.75%, 05/15/29(a)	200	149,064
WE Soda Investments Holding PLC
9.38%, 02/14/31(a)	200	207,188
9.50%, 10/06/28(a)	600	619,782
Yapi ve Kredi Bankasi A/S
7.13%, 10/10/29(a)	200	207,312
9.25%, 10/16/28(a)	400	435,600
9.25%, 01/17/34, (5-year CMT + 5.28%)(a)(e)	400	424,350
9.74%, (5-year CMT + 5.50%)(a)(e)(f)	400	419,252
Yapi ve Kredi Bankasi AS
7.25%, 03/03/30(a)	200	207,173
7.55%, 06/11/36, (5-year CMT + 3.83%)(a)(e)	200	199,836
8.25%, , (5-year CMT + 4.44%)(a)(e)(f)	400	403,124
Zorlu Enerji Elektrik Uretim AS, 11.00%, 04/23/30(a)	600	557,064
		16,116,507
Ukraine — 0.1%
Metinvest BV, 7.75%, 10/17/29(a)	400	316,160
United Arab Emirates — 5.3%
Abu Dhabi Commercial Bank PJSC
3.50%, 03/31/27(a)	400	396,772
5.36%, 03/10/35, (5-year CMT + 1.68%)(a)(e)	200	203,188
5.38%, 07/18/28(a)	200	205,500
5.50%, 01/12/29(a)	200	206,678
8.00%, (5-year CMT + 3.52%)(a)(e)(f)	400	424,000
Abu Dhabi Future Energy Co. Pjsc Masdar
4.88%, 07/25/29(a)	200	202,762
4.88%, 05/21/30(a)	200	202,418
4.88%, 07/25/33(a)	400	400,780
5.25%, 07/25/34(a)	200	203,628
Abu Dhabi National Energy Co. PJSC
2.00%, 04/29/28(a)	200	190,408
3.40%, 04/29/51(a)	200	142,750
4.00%, 10/03/49(a)	200	158,874
4.38%, 01/24/29(a)	200	200,812
4.38%, 10/09/31(a)	200	198,636
4.70%, 04/24/33(a)	400	400,228
4.75%, 03/09/37(a)	200	193,427
4.88%, 04/23/30(a)	200	204,478
6.50%, 10/27/36(a)	300	338,742
Abu Dhabi Ports Co. PJSC, 2.50%, 05/06/31(a)	300	270,612
Adib Capital Invest 3 Ltd., 7.25%, (5-year CMT + 3.06%)(a)(e)(f)	200	206,434
Adib Sukuk Co. II Ltd., 5.70%, 11/15/28(a)	200	207,050
Ajman Senior Sukuk Ltd., 5.13%, 04/30/30(a)	200	201,036
Aldar Investment Properties Sukuk Ltd.
4.88%, 05/24/33(a)	200	199,576
5.25%, 03/25/35(a)	200	200,678
5.50%, 05/16/34(a)	200	206,562
Security	Par (000)	Value
United Arab Emirates (continued)
Aldar Properties PJSC, 6.62%, 04/15/55, (5-year CMT + 2.04%)(a)(e)	$400	$413,000
Aldar Sukuk No. 2 Ltd., 3.88%, 10/22/29(a)	200	194,720
Alpha Star Holding IX Ltd., 7.00%, 08/26/28(a)	200	204,500
Arada Sukuk 2 Ltd., 8.00%, 06/24/29(a)	200	207,180
Binghatti Sukuk 2 SPV Ltd., 8.13%, 08/07/30(a)	200	201,938
BOS Funding Ltd.
5.25%, 09/12/29(a)	200	199,563
7.00%, 03/14/28(a)	200	207,540
Commercial Bank of Dubai PSC
4.86%, 10/10/29(a)	200	202,562
5.32%, 06/14/28(a)	200	203,750
6.00%, (6-year CMT + 5.60%)(a)(e)(f)	200	199,812
Dhafrah Pv2 Energy Co. LLC, 5.79%, 06/30/53(b)	200	202,790
DIB Sukuk Ltd.
4.80%, 08/16/28(a)	400	404,625
5.24%, 03/04/29(a)	200	204,562
5.49%, 11/30/27(a)	200	204,375
DIB Tier 1 Sukuk 4 Ltd., 4.63%, (6-year CMT + 4.08%)(a)(e)(f)	400	398,375
EI Sukuk Co. Ltd., 5.43%, 05/28/29(a)	400	409,852
Emaar Sukuk Ltd.
3.70%, 07/06/31(a)	200	192,755
3.88%, 09/17/29(a)	200	196,985
Emirates NBD Bank PJSC
4.25%, (6-year CMT + 3.16%)(a)(e)(f)	400	393,252
4.76%, 01/22/30, (1-day SOFR + 1.10%)(a)(e)	200	201,750
5.63%, 10/21/27(a)	200	204,800
5.88%, 10/11/28(a)	400	417,875
6.13%, (6-year CMT + 5.70%)(a)(e)(f)	200	200,000
6.25%, , (6-year CMT + 1.84%)(a)(e)(f)	400	406,750
Esic Sukuk Ltd., 5.83%, 02/14/29(a)	200	205,625
Fab Sukuk Co. Ltd.
2.59%, 03/02/27(a)	200	196,960
4.58%, 01/17/28(a)	200	201,735
4.78%, 01/23/29(a)	200	202,988
First Abu Dhabi Bank PJSC
4.38%, 04/24/28(a)	400	402,125
4.50%, (6-year CMT + 4.14%)(a)(e)(f)	200	199,438
4.66%, 01/22/30, (5-year CMT + 2.40%)(a)(e)	200	201,626
4.71%, 07/22/29, (1-day SOFR + 1.05%)(a)(e)	200	202,250
4.77%, 06/06/28(a)	200	202,912
4.86%, 01/29/29, (1-day SOFR + 1.20%)(a)(e)	200	202,625
5.00%, 02/28/29(a)	400	408,911
5.13%, 10/13/27(a)	400	405,972
5.80%, 01/16/35, (5-year CMT + 1.55%)(a)(e)	200	205,812
5.88%, (6-year CMT + 2.08%)(a)(e)(f)	200	201,850
6.32%, 04/04/34, (5-year CMT + 1.70%)(a)(e)	400	415,250
Galaxy Pipeline Assets Bidco Ltd.
2.16%, 03/31/34(a)	420	379,073
2.63%, 03/31/36(a)	400	351,300
2.94%, 09/30/40(a)	693	587,198
3.25%, 09/30/40(a)	400	323,656
Ittihad International II Ltd., 7.38%, 11/13/30(a)	200	206,196
MAF Global Securities Ltd., 5.75%, , (5-year CMT + 2.05%)(a)(e)(f)	200	196,980
MAF Sukuk Ltd.
3.93%, 02/28/30(a)	200	195,096
4.64%, 05/14/29(a)	200	200,262
4.88%, 10/22/35(a)	200	196,580

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
United Arab Emirates (continued)
Mashreqbank PSC
7.13%, (5-year CMT + 2.71%)(a)(e)(f)	$200	$205,812
7.88%, 02/24/33, (5-year CMT + 4.00%)(a)(e)	200	210,126
National Bank of Ras Al-Khaimah PSC, 5.38%, 07/25/29(a)	200	205,252
National Central Cooling Co. PJSC
2.50%, 10/21/27(a)	200	193,400
5.28%, 03/05/30(a)	200	204,150
Omniyat Sukuk 1 Ltd., 8.38%, 05/06/28(a)	200	205,190
Ruwais Power Co. PJSC, 6.00%, 08/31/36(a)	200	211,822
SF Holding Investment Ltd., 2.88%, 02/20/30(a)	200	189,750
SIB Sukuk Co. III Ltd.
4.60%, 11/12/30(a)	200	197,926
5.25%, 07/03/29(a)	200	203,875
SIB Tier 1 Sukuk Iind Ltd., 6.13%, , (6-year CMT + 1.96%)(a)(e)(f)	200	202,054
Sobha Sukuk I Holding Ltd., 7.13%, 09/11/30(a)	200	202,126
Sobha Sukuk Ltd., 8.00%, 02/19/29(a)	200	205,850
Sweihan PV Power Co. PJSC, 3.63%, 01/31/49(a)	183	157,166
		21,526,259
United Kingdom — 3.4%
Avianca Midco 2 PLC, 9.50%, 01/28/31(b)	400	408,120
CK Hutchison International 17 II Ltd., 3.25%, 09/29/27(a)	200	197,246
CK Hutchison International 17 Ltd., 3.50%, 04/05/27(a)	200	198,594
CK Hutchison International 19 II Ltd.
2.75%, 09/06/29(a)	200	190,498
3.38%, 09/06/49(a)	200	145,122
CK Hutchison International 19 Ltd., 3.63%, 04/11/29(a)	200	196,844
CK Hutchison International 20 Ltd.
2.50%, 05/08/30(a)	200	186,180
3.38%, 05/08/50(a)	200	144,378
CK Hutchison International 21 Ltd., 2.50%, 04/15/31(a)	200	182,856
CK Hutchison International 23 Ltd.
4.75%, 04/21/28(a)	200	202,670
4.88%, 04/21/33(a)	400	404,976
CK Hutchison International 24 II Ltd., 4.75%, 09/13/34(a)	200	197,926
CK Hutchison International 24 Ltd.
5.38%, 04/26/29(a)	200	207,118
5.50%, 04/26/34(a)	400	417,236
CK Hutchison International 25 Ltd., 4.25%, 09/26/30(a)	200	199,526
Hutchison Whampoa International Ltd., 7.45%, 11/24/33(a)	305	355,828
Standard Chartered PLC
2.61%, 01/12/28, (5-year CMT + 1.18%)(a)(e)	200	197,204
2.68%, 06/29/32, (1-year CMT + 1.20%)(a)(e)	800	723,408
3.27%, 02/18/36, (5-year CMT + 2.30%)(a)(e)	400	370,544
3.60%, 01/12/33, (1-year CMT + 1.90%)(a)(e)	200	184,122
4.30%, (5-year CMT + 3.14%)(a)(e)(f)	600	578,040
4.31%, 05/21/30, (3-mo. SOFR US + 1.91%)(a)(e)	400	398,020
4.64%, 04/01/31, (1-year CMT + 3.85%)(a)(e)	500	503,185
4.75%, (5-year CMT + 3.81%)(a)(e)(f)	400	379,912
5.24%, 05/13/31, (5-year CMT + 1.35%)(a)(e)	400	411,592
5.24%, 01/13/37, (1-year CMT + 1.07%)(b)(e)	200	199,515
5.30%, 01/09/43(a)	200	191,576
5.40%, 08/12/36, (1-year CMT + 1.20%)(a)(e)	400	406,308
Security	Par (000)	Value
United Kingdom (continued)
5.69%, 05/14/28, (1-year CMT + 1.05%)(a)(e)	$400	$407,652
5.70%, 03/26/44(a)	400	399,512
5.91%, 05/14/35, (1-year CMT + 1.45%)(a)(e)	400	420,196
6.10%, 01/11/35, (1-year CMT + 2.10%)(a)(e)	400	427,916
6.19%, 07/06/27, (1-year CMT + 1.85%)(a)(e)	400	403,524
6.23%, 01/21/36, (1-year CMT + 1.43%)(a)(e)	200	216,022
6.30%, 01/09/29, (1-year CMT + 2.45%)(a)(e)	800	830,224
6.30%, 07/06/34, (1-year CMT + 2.58%)(a)(e)	400	429,704
7.00%(a)(e)	200	205,784
7.02%, 02/08/30, (1-year CMT + 2.20%)(a)(e)	200	214,862
7.63%, (5-year CMT + 3.02%)(a)(e)(f)	200	214,070
7.75%, (5-year CMT + 4.98%)(a)(e)(f)	400	415,600
7.77%, 11/16/28, (1-year CMT + 3.45%)(a)(e)	600	637,122
7.88%, (5-year CMT + 3.57%)(a)(e)(f)	200	213,300
		13,814,032
United States — 2.4%
AES Andes SA, 6.30%, 03/15/29(a)	200	206,500
Avianca Midco 2 PLC
9.00%, 12/01/28(a)	479	487,584
9.63%, 02/14/30(a)	600	615,000
Bimbo Bakeries USA, Inc.
6.05%, 01/15/29(a)	200	208,300
6.40%, 01/15/34(a)	200	216,860
China Cinda Finance 2017 I Ltd., 4.40%, 03/09/27(a)	200	200,352
China Overseas Finance Cayman III Ltd., 6.38%, 10/29/43(a)	200	207,754
CNOOC Finance 2014 ULC, 4.88%, 04/30/44	200	195,694
GCC SAB de CV, 3.61%, 04/20/32(a)	200	186,290
JBS NV/JBS USA Foods Group Holdings Inc/JBS USA Food Co. Holdings
5.50%, 01/15/36	300	304,714
5.95%, 04/20/35	200	209,862
6.25%, 03/01/56	300	301,876
6.38%, 02/25/55	200	205,592
6.38%, 04/15/66	200	202,378
JBS USA Holding Lux Sarl/JBS USA Foods Group Holdings, Inc./JBS USA Food Co.
3.00%, 02/02/29	200	192,586
3.00%, 05/15/32	250	225,686
3.63%, 01/15/32	200	187,522
4.38%, 02/02/52	200	155,906
5.75%, 04/01/33	400	416,793
6.50%, 12/01/52	400	416,848
6.75%, 03/15/34	386	424,628
7.25%, 11/15/53	300	338,715
Las Vegas Sands Corp.
3.90%, 08/08/29	600	583,637
5.63%, 06/15/28	800	818,405
5.90%, 06/01/27	300	305,274
6.00%, 08/15/29	400	416,756
6.00%, 06/14/30	400	417,355
6.20%, 08/15/34(c)	400	416,680
Playtika Holding Corp., 4.25%, 03/15/29(a)	390	338,189
Sagicor Financial Co. Ltd., 5.30%, 05/13/28(a)	400	399,754
		9,803,490
Zambia — 0.9%
First Quantum Minerals Ltd.
7.25%, 02/15/34(a)	800	840,512
8.00%, 03/01/33(a)	800	857,264
8.63%, 06/01/31(a)	1,000	1,048,530

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® J.P. Morgan EM Corporate Bond ETF
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Zambia (continued)
9.38%, 03/01/29(a)	$1,000	$1,048,750
		3,795,056
Total Corporate Bonds & Notes — 96.4% (Cost: $397,565,818)		395,165,388
Foreign Government Obligations(k)
Senegal — 0.1%
Africa Finance Corp., 7.50%, , (5-year CMT + 3.02%)(a)(e)(f)	400	406,392
South Korea — 0.8%
Industrial Bank of Korea
4.00%, 09/30/29(a)	200	200,826
4.25%, 06/24/28, (1-day SOFR + 0.58%)(a)(e)	200	200,596
4.38%, 06/24/30(a)	200	202,488
5.38%, 10/04/28(a)	400	415,360
Korea Electric Power Corp., 4.42%, 11/12/28(a)(e)	400	401,060
Korea Expressway Corp., 5.00%, 05/14/27(a)	200	202,728
Korea Gas Corp.
3.88%, 07/13/27(a)	200	199,802
4.88%, 07/05/28(a)	200	204,062
5.00%, 07/08/29(a)	200	205,984
Korea Hydro & Nuclear Power Co. Ltd.
4.25%, 07/27/27(a)	600	602,442
4.45%, 07/30/30(a)(e)	200	200,910
4.63%, 07/29/29(a)	200	203,222
		3,239,480
Supranational — 0.4%
Africa Finance Corp.
3.75%, 10/30/29(a)	400	382,424
5.55%, 10/08/29(a)	400	407,956
African Export-Import Bank(The)
3.80%, 05/17/31(a)	600	522,525
3.99%, 09/21/29(a)	600	556,554
		1,869,459
Total Foreign Government Obligations — 1.3% (Cost: $5,568,271)		5,515,331
Total Long-Term Investments — 97.7% (Cost: $403,134,089)		400,680,719
Security	Shares	Value
Short-Term Securities
Money Market Funds — 6.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.82%(l)(m)(n)	23,303,369	$23,315,021
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(l)(m)	4,430,000	4,430,000
Total Short-Term Securities — 6.8% (Cost: $27,744,966)		27,745,021
Total Investments — 104.5% (Cost: $430,879,055)		428,425,740
Liabilities in Excess of Other Assets — (4.5)%		(18,508,887)
Net Assets — 100.0%		$409,916,853

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(f)	Perpetual security with no stated maturity date.
(g)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(h)	Issuer filed for bankruptcy and/or is in default.
(i)	Non-income producing security.
(j)	Zero-coupon bond.
(k)	U.S. dollar denominated security issued by foreign domiciled entity.
(l)	Affiliate of the Fund.
(m)	Annualized 7-day yield as of period end.
(n)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® J.P. Morgan EM Corporate Bond ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 10/31/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$25,059,750	$—	$(1,744,753)(a)	$(403)	$427	$23,315,021	23,303,369	$39,905 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	3,530,000	900,000 (a)	—	—	—	4,430,000	4,430,000	19,673	—
				$(403)	$427	$27,745,021		$59,578	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Corporate Bonds & Notes	$—	$395,165,388	$—	$395,165,388
Foreign Government Obligations	—	5,515,331	—	5,515,331
Short-Term Securities
Money Market Funds	27,745,021	—	—	27,745,021
	$27,745,021	$400,680,719	$—	$428,425,740

Currency Abbreviation
USD	United States Dollar

Portfolio Abbreviation
CJSC	Closed Joint Stock Company
CMT	Constant Maturity Treasury
GOL	General Obligation Limited
JSC	Joint Stock Company

PIK	Payment-in-kind
PJSC	Public Joint Stock Company
SOFR	Secured Overnight Financing Rate

Schedule of Investments (unaudited)(continued)
January 31, 2026
iShares® J.P. Morgan EM Corporate Bond ETF